Cover	Apr. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2023
Entity File Number	001-40921
Entity Registrant Name	ATHENA CONSUMER ACQUISITION CORP.
Entity Central Index Key	0001869141
Entity Tax Identification Number	87-1178222
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	442 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(970)
Local Phone Number	925-1572
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	ACAQ.U
Security Exchange Name	NYSEAMER
Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	ACAQ
Security Exchange Name	NYSEAMER
Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	ACAQ WS
Security Exchange Name	NYSEAMER